Average Annual Total Returns - AIG Income Explorer Fund	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Since Inception	Class C Inception Date	Class C Return After Taxes on Distributions Past One Year	Class C Return After Taxes on Distributions Past Five Years	Class C Return After Taxes on Distributions Past Ten Years	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions Inception Date	Class C Return After Taxes on Distributions and Sale of Fund Shares Past One Year		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Five Years		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class C Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class W Since Inception	Class W Inception Date	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Class A Since Inception	Class A Inception Date	Past One Year	Past Five Years	Past Ten Years	Since Inception	Blended Index 45% MSCI ACWI Value (net), 35% S&P U.S. Preferred Stock, 20% FTSE Nareit All Equity REITs Past One Year	Blended Index 45% MSCI ACWI Value (net), 35% S&P U.S. Preferred Stock, 20% FTSE Nareit All Equity REITs Past Five Years	Blended Index 45% MSCI ACWI Value (net), 35% S&P U.S. Preferred Stock, 20% FTSE Nareit All Equity REITs Past Ten Years	Blended Index 45% MSCI ACWI Value (net), 35% S&P U.S. Preferred Stock, 20% FTSE Nareit All Equity REITs Since Inception	MSCI ACWI Value Index (net) Past One Year	MSCI ACWI Value Index (net) Past Five Years	MSCI ACWI Value Index (net) Past Ten Years	MSCI ACWI Value Index (net) Since Inception	S&P U.S. Preferred Stock Index Past One Year	S&P U.S. Preferred Stock Index Past Five Years	S&P U.S. Preferred Stock Index Past Ten Years	S&P U.S. Preferred Stock Index Since Inception	FTSE Nareit All Equity REITs Index Past One Year	FTSE Nareit All Equity REITs Index Past Five Years	FTSE Nareit All Equity REITs Index Past Ten Years	FTSE Nareit All Equity REITs Index Since Inception
Total	(8.18%)	5.59%		4.37%	Jul. 02, 2013	(8.99%)	4.09%		2.58%		(4.40%)	[1]	3.83%	[1]	[1]	2.71%	[1]	[1]	(4.04%)	6.18%		4.54%	Jul. 02, 2013	(2.51%)	7.03%		5.39%	Jul. 02, 2013	16.25%	12.26%		10.29%	1.75%	7.05%		6.87%	(0.33%)	7.38%		6.21%	7.97%	6.23%		6.46%	(5.12%)	6.70%		7.97%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.